Warrants, founders' warrants and free shares - Warrants issued pursuant to equity compensation plan (Details) € / shares in Units, € in Thousands				12 Months Ended
	Jun. 17, 2022 shares	Apr. 30, 2020	Apr. 03, 2020 shares	Dec. 31, 2022 EUR (€) EquityInstruments € / shares shares	Dec. 31, 2021 shares
Warrants, founders' warrants and free shares
Granted			7,475,708
Warrant term		5 years		65 years
Exercise price (per share) | € / shares				€ 0.097
Vesting period				1 year
BSA Warrants Issued As Equity Compensation
Warrants, founders' warrants and free shares
Granted	398,476
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 07/21/2017
Warrants, founders' warrants and free shares
Granted				72,000
Exercise price (per share) | € / shares				€ 3.30
Volatility				59.95%
Risk-free rate				(0.62%)
Initial valuation (Black-Scholes) | €				€ 153
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 06/17/2026
Warrants, founders' warrants and free shares
Granted				398,476
Founders share warrants
Warrants, founders' warrants and free shares
Granted					4,379,122
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 1
Warrants, founders' warrants and free shares
Granted				227,000
Exercise price (per share) | € / shares				€ 3.30
Volatility				54.07%
Risk-free rate				(0.53%)
Initial valuation (Black-Scholes) | €				€ 347
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 2
Warrants, founders' warrants and free shares
Granted				127,000
Exercise price (per share) | € / shares				€ 3.30
Volatility				57.25%
Risk-free rate				(0.65%)
Initial valuation (Black-Scholes) | €				€ 421
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 1
Warrants, founders' warrants and free shares
Granted				1,333,333
Exercise price (per share) | € / shares				€ 0.27
Volatility				48.36%
Risk-free rate				(0.62%)
Initial valuation (Black-Scholes) | €				€ 674
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 2
Warrants, founders' warrants and free shares
Granted				666,667
Exercise price (per share) | € / shares				€ 0.27
Volatility				53.32%
Risk-free rate				(0.56%)
Initial valuation (Black-Scholes) | €				€ 356
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 1
Warrants, founders' warrants and free shares
Granted				999,393
Exercise price (per share) | € / shares				€ 0.47
Volatility				57.80%
Risk-free rate				(0.77%)
Initial valuation (Black-Scholes) | €				€ 508
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 2
Warrants, founders' warrants and free shares
Granted				499,696
Exercise price (per share) | € / shares				€ 0.47
Volatility				57.91%
Risk-free rate				(0.77%)
Initial valuation (Black-Scholes) | €				€ 284
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 1
Warrants, founders' warrants and free shares
Granted				2,919,415	2,919,415
Exercise price (per share) | € / shares				€ 0.73
Volatility				79.11%
Risk-free rate				(0.73%)
Initial valuation (Black-Scholes) | €				€ 677
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 2
Warrants, founders' warrants and free shares
Granted				1,459,707	1,459,707
Exercise price (per share) | € / shares				€ 0.73
Volatility				106.04%
Risk-free rate				(0.75%)
Initial valuation (Black-Scholes) | €				€ 595
Free share warrants
Warrants, founders' warrants and free shares
Number of warrants granted | EquityInstruments				10,723,313
Granted				1,591,334	6,631,068
Initial valuation (Black-Scholes) | €				€ 7,518
Free share warrants | Free shares 2020
Warrants, founders' warrants and free shares
Number of warrants granted | EquityInstruments				2,500,911
Initial valuation (Black-Scholes) | €				€ 2,311
Vesting period				2 years
Conservation period				2 years
Free share warrants | Free shares 2021
Warrants, founders' warrants and free shares
Number of warrants granted | EquityInstruments				6,631,068
Granted					6,631,068
Initial valuation (Black-Scholes) | €				€ 4,936
Vesting period				1 year
Conservation period				1 year
Free share warrants | Free shares 2022
Warrants, founders' warrants and free shares
Number of warrants granted | EquityInstruments				1,591,334
Granted				1,591,334
Initial valuation (Black-Scholes) | €				€ 271
Vesting period				1 year
Conservation period				1 year